PLANT AND EQUIPMENT (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Depreciation	$ 356,737	$ 137,365	$ 995,408	$ 320,519	$ 443,361	$ 220,810